UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SemiAnnual REPORT
June 30, 2023
Blue Chip Growth Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Blue Chip Growth Portfolio
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Blue Chip Growth Portfolio
Market Commentary

Dear Investor
Most major global stock and bond indexes produced positive
returns during the first half of your fund’s fiscal year, the six-
month period ended June 30, 2023. Despite turmoil in the
banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major
economies and corporate earnings results came in stronger
than expected.
For the six-month period, the technology-oriented Nasdaq
Composite Index gained more than 30%, the strongest
result of the major benchmarks, as tech companies
benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
market counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, the information technology,
communication services, and consumer discretionary sectors
were all lifted by the tech rally and recorded significant
gains. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and the
energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core
inflation readings—which exclude volatile food and energy
prices—remained stubbornly high. In response, the Federal
Reserve raised its short-term lending benchmark rate to a
target range of 5.00% to 5.25% by early May, the highest level since 2007. The Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come
by the end of the year.
In the fixed income market, returns were generally positive
across most sectors as investors benefited from the higher
interest rates that have become available over the past
year. Investment-grade corporate bonds were supported
by generally solid balance sheets and were among the
strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we
believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been
contained by the swift actions of regulators, it could weigh on credit conditions. Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the
commentary on your fund’s performance and positioning that
we previously included in the semiannual shareholder letters.
The Securities and Exchange Commission (SEC) adopted new
rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report.
This change will require a much more concise summary of
performance rather than the level of detail we have provided historically while also aiming to be more visually engaging.
As we prepare to make changes to the annual reports to meet
the new report regulatory requirements by mid-2024, we
felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced,
you may continue to access current fund information as well
as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Blue Chip Growth Portfolio
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Information Technology 47.0% 43.1%
Communication Services 12.8  15.1
Consumer Discretionary 14.5  14.5
Health Care 16.7  12.7
Financials 5.1  10.2
Industrials and Business Services 2.0  2.1
Materials 1.3  1.0
Consumer Staples 0.0  0.6
Utilities 0.0  0.2
Energy 0.0  0.0
Real Estate 0.0  0.0
Other and Reserves 0.6  0.5
Total 100.0% 100.0%
Historical weightings reflect current industry/sector classifications.
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
Microsoft 14.0%
Apple 11.3
Amazon.com 7.7
Alphabet 7.5
NVIDIA 5.9
Meta Platforms 5.0
UnitedHealth Group 3.3
Visa 3.3
Tesla 2.9
Mastercard 2.7
Eli Lilly 2.7
ServiceNow 2.2
Intuitive Surgical 1.7
Netflix 1.5
ASML Holding 1.4
Thermo Fisher Scientific 1.3
Intuit 1.2
Synopsys 1.2
Chipotle Mexican Grill 1.0
T-Mobile U.S. 1.0
Chubb 1.0
Advanced Micro Devices 0.9
Booking Holdings 0.8
Roper Technologies 0.7
Danaher 0.7
Total 82.9%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Blue Chip Growth Portfolio

BLUE CHIP GROWTH PORTFOLIO
Beginning
Account
Value
1/1/23
Ending
Account
Value
6/30/23
Expenses
Paid During
Period*
1/1/23 to
6/30/23
Blue Chip Growth Portfolio
Actual $1,000.00 $1,349.70 $4.37
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.08   3.76
Blue Chip Growth Portfolio - II
Actual   1,000.00   1,348.60   5.82
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,019.84   5.01
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.
The annualized expense ratio of the
1
Blue Chip Growth Portfolio was
0.75%, and the
2
Blue Chip Growth Portfolio - II was 1.00%.
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. Please note that the fund has two classes of shares: the original share class and the II Class. The II Class shares are sold through financial intermediaries, which are compensated for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Blue Chip Growth Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Blue Chip Growth Portfolio Class
. 6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 30 .94 $ 53 .12 $ 50 .71 $ 38 .98 $ 30 .79 $ 31 .22
Investment activities
Net investment income (loss)
(1)(2)
( 0 .01 ) ( 0 .09 ) ( 0 .24 ) ( 0 .14 ) –
(3)
–
(3)
Net realized and unrealized gain/
loss 10 .83 ( 20 .36 ) 9 .00 13 .50 9 .19 0 .61
Total from investment activities 10 .82 ( 20 .45 ) 8 .76 13 .36 9 .19 0 .61
Distributions
Net realized gain – ( 1 .73 ) ( 6 .35 ) ( 1 .63 ) ( 1 .00 ) ( 1 .04 )
NET ASSET VALUE
End of period $ 41 .76 $ 30 .94 $ 53 .12 $ 50 .71 $ 38 .98 $ 30 .79
Ratios/Supplemental Data
Total return
(2)(4)
34 .97% ( 38 .50 ) % 17 .62% 34 .28% 29 .89% 1 .92%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(5)
0 .85%
(6)
0 .85% 0 .85% 0 .85% 0 .85% 0 .80%
Net expenses after waivers/
payments by Price Associates 0 .75%
(6)
0 .75% 0 .75% 0 .75% 0 .75% 0 .80%
Net investment income (loss) ( 0 .08 ) %
(6)
( 0 .24 ) % ( 0 .42 ) % ( 0 .33 ) % 0 .01% ( 0 .01 ) %
Portfolio turnover rate 7 .8% 18 .0% 38 .2% 27 .1% 31 .6% 30 .1%
Net assets, end of period (in
thousands) $ 1,268,149 $ 1,055,580 $ 1,771,014 $ 1,606,413 $ 1,199,110 $ 950,220
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(6)
Annualized

T. ROWE PRICE Blue Chip Growth Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Blue Chip Growth Portfolio - II
Class
. 6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 29 .23 $ 50 .47 $ 48 .48 $ 37 .42 $ 29 .66 $ 30 .19
Investment activities
Net investment loss
(1)(2)
( 0 .06 ) ( 0 .18 ) ( 0 .36 ) ( 0 .24 ) ( 0 .08 ) ( 0 .09 )
Net realized and unrealized gain/
loss 10 .25 ( 19 .33 ) 8 .59 12 .93 8 .84 0 .60
Total from investment activities 10 .19 ( 19 .51 ) 8 .23 12 .69 8 .76 0 .51
Distributions
Net realized gain – ( 1 .73 ) ( 6 .24 ) ( 1 .63 ) ( 1 .00 ) ( 1 .04 )
NET ASSET VALUE
End of period $ 39 .42 $ 29 .23 $ 50 .47 $ 48 .48 $ 37 .42 $ 29 .66
Ratios/Supplemental Data
Total return
(2)(3)
34 .86% ( 38 .66 ) % 17 .33% 33 .92% 29 .58% 1 .65%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(4)
1 .10%
(5)
1 .10% 1 .10% 1 .10% 1 .10% 1 .05%
Net expenses after waivers/
payments by Price Associates 1 .00%
(5)
1 .00% 1 .00% 1 .00% 1 .00% 1 .05%
Net investment loss ( 0 .33 ) %
(5)
( 0 .49 ) % ( 0 .67 ) % ( 0 .57 ) % ( 0 .24 ) % ( 0 .27 ) %
Portfolio turnover rate 7 .8% 18 .0% 38 .2% 27 .1% 31 .6% 30 .1%
Net assets, end of period (in
thousands) $ 580,498 $ 449,529 $ 785,041 $ 700,063 $ 553,467 $ 425,060
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized

T. ROWE PRICE Blue Chip Growth Portfolio
June 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.2%
COMMUNICATION
SERVICES 15.2%
Entertainment 1.7%
Netflix (1) 61,143 26,933
Sea, ADR  (1) 87,449 5,075
32,008
Interactive Media & Services 12.5%
Alphabet, Class A  (1) 201,370 24,104
Alphabet, Class C  (1) 946,180 114,459
Meta Platforms, Class A  (1) 319,258 91,621
230,184
Wireless Telecommunication
Services 1.0%
T-Mobile U.S.  (1) 127,611 17,725
17,725
Total Communication Services 279,917
CONSUMER
DISCRETIONARY 14.4%
Automobiles 2.9%
Tesla (1) 208,189 54,498
54,498
Broadline Retail 7.7%
Amazon.com (1) 1,091,346 142,268
142,268
Hotels, Restaurants & Leisure 2.0%
Booking Holdings  (1) 5,366 14,490
Chipotle Mexican Grill  (1) 8,924 19,088
DoorDash, Class A  (1) 50,839 3,885
37,463
Specialty Retail 1.0%
Ross Stores  95,771 10,739
TJX  97,212 8,242
18,981
Textiles, Apparel & Luxury
Goods 0.8%
Lululemon Athletica  (1) 22,932 8,680
NIKE, Class B  60,659 6,695
15,375
Total Consumer Discretionary 268,585
CONSUMER STAPLES 0.6%
Consumer Staples Distribution &
Retail 0.6%
Dollar General  66,917 11,361
Total Consumer Staples 11,361
FINANCIALS 10.1%
Capital Markets 1.7%
Charles Schwab  101,469 5,751
Goldman Sachs Group  15,603 5,033
Morgan Stanley  104,096 8,890
MSCI  5,164 2,423
Shares/Par $ Value
(Cost and value in $000s)
‡
S&P Global  25,248 10,122
32,219
Financial Services 6.8%
Adyen (EUR)  (1) 3,703 6,412
Affirm Holdings  (1) 44,983 690
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $2,803  (2)(3) 735,429 1,294
Block, Class A  (1) 43,993 2,929
Fiserv  (1) 31,925 4,027
Mastercard, Class A  125,685 49,432
Visa, Class A  254,472 60,432
125,216
Insurance 1.6%
Chubb  91,442 17,608
Marsh & McLennan  66,259 12,462
30,070
Total Financials 187,505
HEALTH CARE 12.7%
Health Care Equipment &
Supplies 2.6%
Align Technology  (1) 7,259 2,567
Intuitive Surgical  (1) 92,315 31,566
Stryker  38,085 11,619
Teleflex  11,108 2,689
48,441
Health Care Providers &
Services 4.3%
Elevance Health  15,161 6,736
Humana  28,547 12,764
UnitedHealth Group  126,578 60,839
80,339
Health Care Technology 0.3%
Veeva Systems, Class A  (1) 23,362 4,619
4,619
Life Sciences Tools & Services 2.0%
Danaher  54,171 13,001
Thermo Fisher Scientific  46,836 24,437
37,438
Pharmaceuticals 3.5%
AstraZeneca, ADR  71,129 5,091
Eli Lilly  104,851 49,173
Zoetis  59,473 10,242
64,506
Total Health Care 235,343
INDUSTRIALS & BUSINESS
SERVICES 2.2%
Aerospace & Defense 0.3%
TransDigm Group  5,300 4,739
4,739
Commercial Services &
Supplies 0.2%
Cintas  6,092 3,028
3,028

T. ROWE PRICE Blue Chip Growth Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation 0.4%
Old Dominion Freight Line  18,452 6,823
6,823
Industrial Conglomerates 1.2%
General Electric  82,793 9,095
Roper Technologies  27,670 13,304
22,399
Professional Services 0.1%
Paycom Software  4,818 1,548
1,548
Total Industrials & Business Services 38,537
INFORMATION
TECHNOLOGY 42.8%
Electronic Equipment, Instruments
& Components 0.2%
TE Connectivity  24,412 3,422
3,422
IT Services 1.5%
MongoDB (1) 28,357 11,654
Shopify, Class A  (1) 176,604 11,409
Snowflake, Class A  (1) 23,373 4,113
27,176
Semiconductors & Semiconductor
Equipment 9.9%
Advanced Micro Devices  (1) 144,690 16,482
ASML Holding  34,923 25,311
Lam Research  4,759 3,059
Marvell Technology  91,926 5,495
Monolithic Power Systems  20,125 10,872
NVIDIA  258,561 109,377
Taiwan Semiconductor Manufacturing,
ADR  64,586 6,518
Texas Instruments  36,015 6,483
183,597
Software 19.9%
Atlassian, Class A  (1) 37,400 6,276
BILL Holdings  (1) 52,017 6,078
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $2,456  (1)(2)(3) 1,441 1,022
Confluent, Class A  (1) 72,940 2,576
Crowdstrike Holdings, Class A  (1) 15,919 2,338
Datadog, Class A  (1) 32,257 3,173
Fortinet  (1) 36,555 2,763
Gusto, Acquisition Date: 10/4/21,
Cost $805  (1)(2)(3) 27,971 527
Intuit  49,334 22,604
Microsoft  759,657 258,694
ServiceNow  (1) 73,555 41,336
Synopsys  (1) 49,048 21,356
368,743
Shares/Par $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage &
Peripherals 11.3%
Apple  1,077,150 208,935
208,935
Total Information Technology 791,873
MATERIALS 1.0%
Chemicals 1.0%
Linde  23,464 8,942
Sherwin-Williams  32,606 8,657
Total Materials 17,599
UTILITIES 0.2%
Electric Utilities 0.2%
Constellation Energy  47,411 4,340
Total Utilities 4,340
Total Common Stocks (Cost
$785,110) 1,835,060
CONVERTIBLE PREFERRED STOCKS 0.2%
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Canva, Series A, Acquisition Date:
11/4/21 - 12/17/21, Cost $157  (1)(2)
(3) 92 65
Canva, Series A-3, Acquisition Date:
11/4/21 - 12/17/21, Cost $17  (1)(2)(3) 10 7
Databricks, Series G, Acquisition Date:
2/1/21, Cost $742  (1)(2)(3) 12,546 918
Databricks, Series H, Acquisition Date:
8/31/21, Cost $2,305  (1)(2)(3) 31,368 2,295
Gusto, Series E, Acquisition Date:
7/13/21, Cost $1,126  (1)(2)(3) 37,063 698
Total Information Technology 3,983
Total Convertible Preferred Stocks
(Cost $4,347) 3,983
CORPORATE BONDS 0.2%
Carvana, 10.25%, 5/1/30  (4) 4,175,000 3,215
Total Corporate Bonds (Cost $4,175) 3,215
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve
Fund, 5.13%  (5)(6) 7,234,308 7,234
Total Short-Term Investments (Cost
$7,234) 7,234
Total Investments in Securities
100.0% of Net Assets
(Cost $800,866) $ 1,849,492

T. ROWE PRICE Blue Chip Growth Portfolio

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $6,826 and represents 0.4% of net assets.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,215 and represents
0.2% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro

T. ROWE PRICE Blue Chip Growth Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ — $ — $ 118++
Totals $ —# $ — $ 118+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government Reserve Fund, 5.13% $ 15,568  ¤   ¤ $ 7,234
Total $ 7,234^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $118 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,234.

T. ROWE PRICE Blue Chip Growth Portfolio
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $800,866) $ 1,849,492
Receivable for investment securities sold 2,155
Receivable for shares sold 1,000
Dividends and interest receivable 320
Total assets 1,852,967
Liabilities
Payable for investment securities purchased 1,602
Payable for shares redeemed 1,424
Investment management and administrative fees payable 1,174
Other liabilities 120
Total liabilities 4,320
NET ASSETS $ 1,848,647
Net Assets Consist of:
Total distributable earnings (loss) $ 975,061
Paid-in capital applicable to 45,091,340 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 873,586
NET ASSETS $ 1,848,647
NET ASSET VALUE PER SHARE
Blue Chip Growth Portfolio Class
(Net assets: $1,268,149; Shares outstanding: 30,364,041) $ 41.76
Blue Chip Growth Portfolio - II Class
(Net assets: $580,498; Shares outstanding: 14,727,299) $ 39.42

T. ROWE PRICE Blue Chip Growth Portfolio
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $32) $ 4,941
Other, non cash 371
    Interest 213
Securities lending 1
Total income 5,526
Expenses
Investment management and administrative expense 6,998
Rule 12b-1 fees - Blue Chip Growth Portfolio - II Class 627
Waived / paid by Price Associates (823)
Net expenses 6,802
Net investment loss (1,276)
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 50,603
Foreign currency transactions (1)
Net realized gain 50,602
Change in net unrealized gain on securities 450,866
Net realized and unrealized gain / loss 501,468
INCREASE IN NET ASSETS FROM OPERATIONS
$ 500,192

T. ROWE PRICE Blue Chip Growth Portfolio
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (1,276) $ (5,870)
Net realized gain (loss) 50,602 (114,416)
Change in net unrealized gain / loss 450,866 (851,275)
Increase (decrease) in net assets from operations 500,192 (971,561)
Distributions to shareholders
Net earnings
Blue Chip Growth Portfolio Class – (55,747)
Blue Chip Growth Portfolio - II Class – (25,099)
Decrease in net assets from distributions – (80,846)
Capital share transactions
*
Shares sold
Blue Chip Growth Portfolio Class 115,328 279,904
Blue Chip Growth Portfolio - II Class 45,536 98,745
Distributions reinvested
Blue Chip Growth Portfolio Class – 55,747
Blue Chip Growth Portfolio - II Class – 25,099
Shares redeemed
Blue Chip Growth Portfolio Class (250,021) (324,012)
Blue Chip Growth Portfolio - II Class (67,497) (134,022)
Increase (decrease) in net assets from capital share transactions (156,654) 1,461
Net Assets
Increase (decrease) during period 343,538 (1,050,946)
Beginning of period 1,505,109 2,556,055
End of period $ 1,848,647 $ 1,505,109
*Share information (000s)
Shares sold
Blue Chip Growth Portfolio Class 3,182 7,189
Blue Chip Growth Portfolio - II Class 1,325 2,625
Distributions reinvested
Blue Chip Growth Portfolio Class – 1,799
Blue Chip Growth Portfolio - II Class – 857
Shares redeemed
Blue Chip Growth Portfolio Class (6,939) (8,207)
Blue Chip Growth Portfolio - II Class (1,975) (3,658)
Increase (decrease) in shares outstanding (4,407) 605

T. ROWE PRICE Blue Chip Growth Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue
Chip Growth Portfolio (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth. Income is a secondary objective. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Blue Chip Growth Portfolio (Blue Chip Growth Portfolio Class) and the Blue Chip
Growth Portfolio–II (Blue Chip Growth Portfolio–II Class). Blue Chip Growth Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-
approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Blue Chip Growth Portfolio–II Class pays Rule
12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Blue Chip Growth Portfolio

The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.

T. ROWE PRICE Blue Chip Growth Portfolio

securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,825,805 $ 6,412 $ 2,843 $ 1,835,060
Convertible Preferred Stocks — — 3,983 3,983
Corporate Bonds — 3,215 — 3,215
Short-Term Investments 7,234 — — 7,234
Total $ 1,833,039 $ 9,627 $ 6,826 $ 1,849,492

T. ROWE PRICE Blue Chip Growth Portfolio

collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $129,128,000 and $287,055,000, respectively, for the six months ended June 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $108,015,000 of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $816,610,000. Net unrealized gain aggregated $1,032,882,000 at period-end, of which $1,082,415,000 related to appreciated investments and $49,533,000 related to depreciated investments.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-
inclusive annual fee equal to 0.85% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2024 to waive a portion of its management fee in order to limit the fund’s management fee to 0.75% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price

T. ROWE PRICE Blue Chip Growth Portfolio

Associates by the fund. The total management fees waived were $823,000 and allocated ratably in the amounts of $572,000 and
$251,000 for the Blue Chip Growth Portfolio Class and Blue Chip Growth Portfolio-II Class, respectively, for the six months ended
June 30, 2023.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the six months ended June 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended
June 30, 2023, this reimbursement amounted to $9,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Blue Chip Growth Portfolio

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-
nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 74,096,003 4,864,479
Mark J. Parrell 76,629,190 2,346,625
Kellye L. Walker 76,708,663 2,268,629
Eric L. Veiel 76,898,359 2,090,473

T. ROWE PRICE Blue Chip Growth Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract)
between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 6–7, 2023
(Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the
Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31,
2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the
Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board noted that, as of
December 31, 2022, the fund lagged its benchmark for most performance periods and the fund’s total returns ranked in the fourth quartile for most periods when compared with performance peer groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods, the primary reasons for such results, and efforts being undertaken to improve performance. The Board considered the Adviser’s responses and its efforts and plans to improve the fund’s investment performance and noted that it will continue to periodically review the fund’s performance. The
Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the
Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Blue Chip Growth Portfolio

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. However, the fund has a contractual limitation in place whereby the Adviser has agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s overall management fee rate to 0.75% of the fund’s average daily net assets. Any fees waived under this management fee waiver agreement are not subject to reimbursement to the
Adviser by the fund. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. Because the fund serves as an underlying option to variable annuity products, the all-inclusive fee structure is utilized to create certainty for the annuity providers’ overall pricing decisions and disclosures. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate
(which reflects the fund’s all-inclusive management fee rate reduced by the fund’s management fee waiver arrangement), and total expenses
(which reflect the fund’s all-inclusive management fee rate reduced by the fund’s management fee waiver arrangement) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fifth quintile (Expense Group), the fund’s actual management fee rate ranked in the fifth quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group) and fourth quintile (Expense Universe).
The Adviser provided the Board with additional information with respect to the fund’s relative management fees and total expenses ranking in the fifth quintile. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Blue Chip Growth Portfolio

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the
United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory
Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E307-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023